CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (2,300)		$ (867,475)	$ (5,812,234)
Changes in operating assets and liabilities:
Prepaid expenses	0		70,229	(202,187)
Accounts payable			961,084	1,329
Net cash provided by (used in) operating activities	0		(1,012,122)	(500,943)
Cash flows from investing activities:
Net cash (used in) investing activities	0		300,000	(230,000,000)
Cash flows from financing activities:
Net cash provided by financing activities	25,000			231,474,514
Net change in cash	25,000		(712,122)	973,571
Cash at beginning of period	0		916,987	25,000		$ 25,000
Cash at end of period	25,000		204,865	998,571		916,987	$ 25,000
TOI Parent Inc.
Cash flows from operating activities:
Net (loss) income		$ (1,993,628)	(770,748)	(9,503,489)		(14,321,235)	(4,021,395)
Adjustments to reconcile net (loss) income to cash provided by operating activities:
Depreciation and amortization		764,462	2,421,577	2,388,219		3,177,577	2,941,861
Bad debt expense						4,233,053	326,926
Amortization of debt issuance costs			52,787	41,950		59,988	0
Impairment loss				7,500,000		7,500,000
Share-based compensation			152,617	112,669		150,796	94,007
Deferred tax liability		731,102	(3,537,965)	(888,897)	$ (42,337)	(1,343,747)	824,762
Loss on disposal of property and equipment						59,882
Changes in operating assets and liabilities:
Accounts receivable		484,122	(4,194,781)	(4,142,477)		(6,762,702)	(4,329,451)
Inventories		(48,679)	(1,339,690)	(782,278)		(465,244)	(1,132,669)
Other receivables		(7,773)	(319,390)	55,906		5,493	(110,383)
Prepaid expenses		(333,644)	32,211	(982,021)		(1,386,198)	(250,932)
Other assets		5,965				(24,658)	(97,851)
Accrued expenses and other current liabilities		(6,112,671)	1,431,749	5,067,777		5,209,646	2,770,651
Income taxes payable		(17,401)	5,015,123	532,044		655,219	390,061
Accounts payable		3,221,546	6,250,508	2,084,374		3,757,593	5,526,896
Noncurrent liabilities		23,589	536,674	(83,991)		2,776	682,777
Net cash provided by (used in) operating activities		(3,283,010)	(9,344,708)	1,383,711		508,239	3,615,260
Cash flows from investing activities:
Purchases of property and equipment		(369,649)	(1,975,629)	(835,539)		(1,194,121)	(1,204,563)
Cash paid for acquisition		3,184,660	(827,457)	(150,000)		(150,000)
Issuance of notes receivable				(7,500,000)		(7,500,000)
Net cash (used in) investing activities		2,815,011	(3,003,086)	(8,485,539)		(8,844,121)	(1,204,563)
Cash flows from financing activities:
Proceeds from issuance of long-term debt, net				12,399,008		12,492,758
Principal payments on long-term deb			(2,093,750)	(93,750)		(281,250)
Principal payments on capital leases			(23,989)	(26,251)		(31,407)	(1,814)
Deferred offering costs				(342,500)		(342,500)
Exercise of common share options						49,610
Net cash provided by financing activities			17,882,261	11,936,507		11,887,211	(1,814)
Net change in cash		(467,999)	5,534,467	4,834,679		3,551,329	2,408,883
Cash at beginning of period		505,317	5,997,530	2,446,201		2,446,201	37,318
Cash at end of period	$ 2,446,201	37,318	11,531,997	7,280,880	$ 505,317	5,997,530	2,446,201
Supplemental disclosure of cash flow information Cash paid for:
Income taxes		155,941	428,537	58,500		207,454	61,273
Interest		$ 1,592	$ 193,096	$ 168,530		226,764	3,375
Supplemental of non-cash investing and financing activities:
Capital leases obtained in exchange for capital lease liabilities						99,619	$ 63,151
Deemed dividend on extinguishment of Series A Preferred Share re-issuance						$ 31,970,338
Financial Designation, Predecessor and Successor [Fixed List]		Successor			Predecessor	Successor	Successor
TOI Parent Inc. | Predecessor
Cash flows from operating activities:
Net (loss) income					$ 5,941,602
Adjustments to reconcile net (loss) income to cash provided by operating activities:
Depreciation and amortization					338,196
Deferred tax liability					(42,337)
Changes in operating assets and liabilities:
Accounts receivable					(1,870,752)
Inventories					(248,087)
Other receivables					711,027
Prepaid expenses					188,750
Other assets					(734,567)
Accrued expenses and other current liabilities					1,472,185
Income taxes payable					116,077
Accounts payable					2,852,903
Noncurrent liabilities					199,826
Net cash provided by (used in) operating activities					8,924,823
Cash flows from investing activities:
Purchases of property and equipment					(326,312)
Net cash (used in) investing activities					(326,312)
Cash flows from financing activities:
Dividends paid					(8,200,414)
Net cash provided by financing activities					(8,200,414)
Net change in cash					398,097
Cash at beginning of period		$ 450,100			52,003
Cash at end of period					450,100
Supplemental disclosure of cash flow information Cash paid for:
Income taxes					$ 16,865
Supplemental of non-cash investing and financing activities:
Financial Designation, Predecessor and Successor [Fixed List]					Predecessor